Loans and Leases Held for Investment, Net Textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Only Loans Residential	$ 2,017,756	$ 2,049,825
Acquired Credit Impaired Loans and Leases Provision for Loan and Lease Losses	929	5,975
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Purchases	179,097	1,618,438
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Purchases	176,586	269,881
Commercial and Commercial Real Estate [Member] | Commitments to Extend Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Purchases	$ 327,843	$ 428,751